CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 16,257,933	$ 2,491,637	¥ 7,824,904	¥ 4,951,171
Cost of sales:
Total cost of sales	(14,384,514)	(2,204,524)	(9,023,726)	(5,207,047)
Gross (loss)/profit	1,873,419	287,113	(1,198,822)	(255,876)
Operating expenses:
Research and development	(2,487,770)	(381,267)	(4,428,580)	(3,997,942)
Selling, general and administrative	(3,932,271)	(602,647)	(5,451,787)	(5,341,790)
Other operating loss, net	(61,023)	(9,352)
Total operating expenses	(6,481,064)	(993,266)	(9,880,367)	(9,339,732)
Loss from operations	(4,607,645)	(706,153)	(11,079,189)	(9,595,608)
Interest income	166,904	25,579	160,279	133,384
Interest expenses	(426,015)	(65,290)	(370,536)	(123,643)
Share of losses of equity investees	(66,030)	(10,120)	(64,478)	(9,722)
Other (loss)/income, net	(364,928)	(55,928)	66,160	(21,346)
Loss before income tax expense	(5,297,714)	(811,912)	(11,287,764)	(9,616,935)
Income tax expense	(6,368)	(976)	(7,888)	(22,044)
Net loss	(5,304,082)	(812,888)	(11,295,652)	(9,638,979)
Accretion on convertible redeemable preferred shares to redemption value | ¥				13,667,291
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(47,766)	(126,590)	(63,297)
Net loss attributable to non-controlling interests	4,962	760	9,141	41,705
Net loss attributable to ordinary shareholders of NIO Inc.	(5,610,790)	(859,894)	(11,413,101)	(23,327,862)
Net loss	(5,304,082)	(812,888)	(11,295,652)	(9,638,979)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil tax	137,596	21,088	(168,340)	(20,786)
Total other comprehensive (loss)/income	137,596	21,088	(168,340)	(20,786)
Total comprehensive loss	(5,166,486)	(791,800)	(11,463,992)	(9,659,765)
Accretion on convertible redeemable preferred shares to redemption value | ¥				13,667,291
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(47,766)	(126,590)	(63,297)
Net loss attributable to non-controlling interests	4,962	760	9,141	41,705
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	¥ (5,473,194)	$ (838,806)	¥ (11,581,441)	¥ (23,348,648)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted (in shares) | shares	1,182,660,948	1,182,660,948	1,029,931,705	332,153,211
Net loss per share attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (4.74)	$ (0.73)	¥ (11.08)	¥ (70.23)
Weighted average number of ADS used in computing net loss per ADS
Basic and diluted (in shares) | shares	1,182,660,948	1,182,660,948	1,029,931,705	332,153,211
Net loss per ADS attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (4.74)	$ (0.73)	¥ (11.08)	¥ (70.23)
Vehicle sales
Revenues:
Total revenues	¥ 15,182,522	$ 2,326,823	¥ 7,367,113	¥ 4,852,470
Cost of sales:
Total cost of sales	(13,255,770)	(2,031,536)	(8,096,035)	(4,930,135)
Other sales
Revenues:
Total revenues	1,075,411	164,814	457,791	98,701
Cost of sales:
Total cost of sales	¥ (1,128,744)	$ (172,988)	¥ (927,691)	¥ (276,912)